Preferred and Common Stock (Details Narrative) - $ / shares		9 Months Ended	12 Months Ended
	Mar. 09, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares Outstanding		42,030,331	42,030,331	42,030,331
Preferred Stock, Par or Stated Value Per Share		$ 0.00001	$ 0.00001	$ 0.00001
Stock Issued During Period, Shares, New Issues		6,667
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, vested and settled	45,000
2017 Equity Incentive Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares issued in settlement of vested restricted stock, shares			6,667	7,467
Number of shares issued for stock incentive bonus			3,733	7,467
2017 Equity Incentive Plan [Member] | Employee [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units, vested and settled			45,000
2017 Equity Incentive Plan [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				1,316
2017 Equity Incentive Plan [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				5,263
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares Outstanding			42,030,331	42,030,331
Preferred Stock, Par or Stated Value Per Share				$ 0.00001